Fidelity®

Magellan®

Fund

Semiannual Report

September 30, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing third quarter corporate earnings announcements resulted in negative performance for many major U.S. equity indexes through the first nine months of 2000. A weak euro and the highest oil prices in 10 years frightened many investors into selling shares of large U.S. corporations with multinational presence. In fixed-income markets, 30-year Treasury prices also dropped, and these securities outyielded 10-year Treasury notes for the first time since January.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended September 30, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Magellan	-4.52%	16.11%	131.20%	549.58%
Fidelity Magellan (incl. 3.00% sales charge)	-7.38%	12.62%	124.27%	530.09%
S&P 500 ®	-3.60%	13.28%	166.82%	490.99%
Growth Funds Average	-2.73%	26.19%	153.59%	475.51%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index (S&P 500) - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,326 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Magellan	16.11%	18.25%	20.58%
Fidelity Magellan (incl. 3.00% sales charge)	12.62%	17.53%	20.21%
S&P 500	13.28%	21.69%	19.44%
Growth Funds Average	26.19%	19.89%	18.55%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Magellan Fund on September 30, 1990, and the current 3.00% sales charge was paid. As the chart shows, by September 30, 2000, the value of the investment would have grown to $63,009 - a 530.09% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $59,099 - a 490.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of September 30, 2000, the six months, one year, five year, and 10 year cumulative total returns for the large cap core funds average were, -3.33%, 17.80%, 148.49%, 428.07%. The one year, five year, and 10 year average annual total returns were 17.80%, 19.84%, and 17.89%, respectively. The six months, one year, five year and 10 year cumulative returns for the large cap supergroup average were, -3.14%, 20.47%, 153.64%, and 454.26%, respectively. The one year, five year, and 10 year average annual total returns were 20.47%, 20.11%, and 18.37%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

In May, the Federal Reserve Board made its latest, largest and potentially its last in a series of interest-rate hikes to slow the U.S. economy. Apparently, the Fed's actions were successful. As data emerged that indicated clear signs of an economic slowdown, the Fed bypassed opportunities to raise rates for the remainder of the six-month period ending September 30, 2000. In response, the U.S. stock market had mixed results. Historically, economic growth is tied to technology spending. Therefore, the prospect of a decelerating U.S. economy was particularly hard on tech stocks, as illustrated by the six-month return of -19.60% for the NASDAQ Composite Index. Fears of a slowdown in consumer spending also hurt retail stocks, as investors gravitated toward sectors that traditionally hold up better in a slower-growth climate, such as health care and energy. But as the period progressed, two events threatened to decelerate growth on a global scale: surging oil prices, which reached a 10-year high, and a weak European currency. This resulted in a flurry of disappointing third-quarter earnings announcements, leaving many U.S. equity indexes with negative returns on a six-month and year-to-date basis. The Standard & Poor's 500SM Index, for example, fell 3.60% during the six-month period ending September 30, 2000, while the Dow Jones Industrial Average declined 1.71% during the same time frame.

(Portfolio Manager photograph)
An interview with Robert Stansky, Portfolio Manager of Fidelity Magellan Fund

Q. Bob, how did the fund perform?

A. It was an uphill battle during the past six months for the stock market and the fund. During the six-month period that ended September 30, 2000, the fund had a total return of -4.52%, which trailed the -3.60% return of the Standard & Poor's 500 Index and the -2.73% return of the Lipper growth funds average. For the 12 months that ended September 30, 2000, the fund topped the index - returning 16.11% to the index's 13.28% - but trailed the Lipper growth funds average, which rose 26.19%.

Q. Why did the fund trail the S&P 500 during the recent period?

A. As I mentioned, the investing environment was difficult, as the Federal Reserve Board continued its strategy of raising short-term interest rates in an effort to cool the economy and stave off inflation. During the period, many of the market's traditional defensive stocks in sectors such as health care, consumer nondurables, utilities and finance did well. Underweighting the latter three groups relative to the index hurt the fund's performance. In addition, overweighting the retail sector negatively impacted performance as consumer spending slowed from the rapid pace of the past few years, which contributed to lower valuations on many retail stocks. Although the fund also was underweighted in the strong-performing health care sector relative to the index during the period, this group was a positive contributor to performance due to strong stock selection. However, the largest positive contribution to the fund's performance came from the selection of stocks within the technology sector.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Can you elaborate on some of these points?

A. Sure. Sectors less impacted by changes in the overall economy - such as health care - often attract investors during periods of uncertainty. However, in many instances, I believed the timing of the long-term earnings growth within some of these sectors remained unclear, which is why they remained underweighted in the portfolio relative to the S&P 500. That said, several of the health care stocks the fund did have significant stakes in - such as Cardinal Health and Eli Lilly & Co. - performed very well.

Q. How about utilities and finance?

A. In the utilities sector, the negative market environment helped spark a rally in electric utilities and regional Bell operating companies. The fund was underweighted in some of these areas, but did have significant investments in other companies within the sector. With regard to financial stocks, the fund benefited from the steady performance of Citigroup and American International Group. Also, insurance companies rebounded from their lows earlier in the year as they began to gain the ability to raise prices on their products. However, the fact that the fund held a smaller percentage of its assets than the index in certain other financial stocks - such as brokerage companies - detracted slightly from performance.

Q. And retail?

A. In the retail sector, the fund's investment in Home Depot during the period was more than twice as large as the stock's weighting in the index. The stock made up 2.4% of the portfolio on September 30 compared to 1.0% for the S&P 500. This was based on my belief in the solid long-term growth potential of the company. However, the Fed continued to raise interest rates and retail spending slowed from very high levels. Investors became worried that these factors would lead to reduced demand for building products and put a damper on the company's near-term earnings potential. As a result, the stock fell sharply. Lowe's - which also caters to the home remodeling crowd - suffered a similar fate.

Q. Let's move on to the sector that many shareholders are most interested in - technology. What was the story there?

A. The past six months was an interesting period for tech stocks. No longer were investors willing to throw their support behind many of the more speculative companies that had not yet shown any earnings. The upshot was, as an investor, you really had to be selective. Fortunately, the fund did very well by its stock picks in this area. Three of the stocks that shined brightest were EMC, which manufactures computer disk memory hardware and software; Sun Microsystems, which manufactures workstation computers, storage devices and servers; and Juniper Networks, which designs and sells Internet routers. Investors rewarded all three stocks with even higher valuations on the heels of continued solid earnings growth - much of it tied to the continued build-out of the Internet and other communications systems worldwide.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How about the technology names we've become used to hearing you talk about, such as Cisco, Intel and Microsoft?

A. The picture wasn't nearly as good for several of these "old line" tech names. First, many were at stratospheric levels when the sector peaked in March. Second, we saw evidence of a slowing in corporate spending on selected areas of computer technology as the year wore on and Y2K became a distant memory. The reduced demand for desktop computers hurt companies whose fortunes are closely tied to the PC market, such as Intel, Microsoft, Cisco and Texas Instruments. The good news is that the fund owned less of many of these companies than the S&P 500 as I focused more heavily on other areas of technology.

Q. How about the rest of the market? What are the prospects for the fund going forward?

A. Interestingly, we may be on the verge of experiencing the first calendar year of sub-20 percent returns in the stock market in six years. And we very well could end the year in the red. Although we've said it many times, it bears repeating: The strong results of the past several years were historical anomalies. The average annual return of the S&P 500 over time is closer to 12 or 13 percent. And to create that sort of average, you have to have years on the low side. All of this is not surprising. The Fed steadily raised short-term interest rates during the past year. Historically, that's not an environment in which stocks do well. Over the past few years, prior to this year, we've had nirvana - falling interest rates, strong corporate earnings and healthy investor inflows into the stock market. Due to the rising interest rates, I think the probability of a slowdown of some magnitude in the economy going forward is likely. At the same time, we may see a broad slowing of corporate earnings growth. That's an environment where knowing companies inside and out in order to accurately assess their earnings potential is critical. And it's where I spend 99 percent of my time on the job.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any

Semiannual Report

Fund Talk: The Manager's Overview - continued

time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares by investing primarily in common stocks

Fund number: 021

Trading symbol: FMAGX

Start date: May 2, 1963

Size: as of September 30, 2000, more than $103.6 billion

Manager: Robert Stansky, since 1996; manager, Fidelity Growth Company Fund and Fidelity Advisor Equity Growth Fund, 1987-1996; Fidelity Emerging Growth Fund, 1990-1991; Fidelity Select
Defense & Aerospace Portfolio, 1984-1985; joined
Fidelity in 1983

3

Bob Stansky on the near-term prospects for technology stocks:

"Because I focus so closely on the business prospects of individual companies, I don't make predictions on the stock market overall. However, taking a step back and looking at the environment for tech stocks, we've already seen a number of companies send out warnings that they will have trouble meeting earnings expectations. Also, I'm concerned about the slowdown we've seen in corporate spending on technology. Usually companies spend strongly near the end of the third quarter and, if they're cutting back at that time, they may not rush back in and spend heavily at the end of the year. All of that said, some tech companies likely will do well if they find themselves in the sweet spot of their product cycles. Also, the build-out of the Internet continues full steam ahead and benefits many tech companies. I think one of the keys to strong performance from tech stocks in the near term is consistent strength in earnings growth among the leading companies in the sector."

Semiannual Report

Investment Changes

Top Ten Stocks as of September 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	5.1	4.7
Citigroup, Inc.	3.0	2.4
Cisco Systems, Inc.	2.9	3.7
Exxon Mobil Corp.	2.5	2.1
Home Depot, Inc.	2.4	2.9
Tyco International Ltd.	2.1	1.9
EMC Corp.	2.0	1.3
Viacom, Inc. Class B (non-vtg.)	2.0	0.9
American International Group, Inc.	1.9	1.4
Sun Microsystems, Inc.	1.8	1.0
	25.7	22.3
Top Five Market Sectors as of September 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	29.1	35.2
Finance	14.3	11.8
Health	10.2	7.9
Industrial Machinery & Equipment	7.7	5.1
Retail & Wholesale	7.6	9.6
Asset Allocation (% of fund's net assets)
As of September 30, 2000 *		As of March 31, 2000 **
	Stocks 96.3%		Stocks 98.4%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	5.2%	** Foreign investments	5.4%

Semiannual Report

Investments September 30, 2000

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 1.0%
Aerospace & Defense - 0.9%
Boeing Co.	2,527,200	$ 159,214
Honeywell International, Inc.	9,176,937	326,928
Textron, Inc.	1,911,400	88,163
United Technologies Corp.	4,631,600	320,738
		895,043
Ship Building & Repair - 0.1%
General Dynamics Corp.	2,041,800	128,251
TOTAL AEROSPACE & DEFENSE		1,023,294
BASIC INDUSTRIES - 0.7%
Chemicals & Plastics - 0.4%
E.I. du Pont de Nemours and Co.	3,810,575	157,901
Eden Bioscience Corp.	28,200	931
Pharmacia Corp.	4,682,800	281,846
Praxair, Inc.	300,000	11,213
Trivest 1992 Special Fund Ltd. (d)	26.6	1,583
		453,474
Iron & Steel - 0.1%
Nucor Corp.	2,492,400	75,084
Metals & Mining - 0.2%
Alcoa, Inc.	6,280,000	158,963
Martin Marietta Materials, Inc.	400	15
Tycom Ltd.	622,700	23,896
		182,874
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.	500,000	11,750
Kimberly-Clark Corp.	200,000	11,163
		22,913
TOTAL BASIC INDUSTRIES		734,345
CONSTRUCTION & REAL ESTATE - 0.6%
Building Materials - 0.3%
Lafarge Corp. (c)	4,574,320	99,491
Masco Corp.	8,565,200	159,527
		259,018
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - continued
Construction - 0.0%
Centex Corp.	600,000	$ 19,275
Pulte Corp.	106,200	3,505
		22,780
Engineering - 0.0%
360networks, Inc. (sub. vtg.)	2,407,100	47,380
Real Estate Investment Trusts - 0.3%
Equity Office Properties Trust	1,986,400	61,703
Equity Residential Properties Trust (SBI)	1,271,500	61,032
Host Marriott Corp.	9,930,200	111,715
Public Storage, Inc.	936,300	22,413
		256,863
TOTAL CONSTRUCTION & REAL ESTATE		586,041
DURABLES - 1.4%
Autos, Tires, & Accessories - 0.7%
AutoNation, Inc.	11,567,927	69,408
Danaher Corp.	2,356,349	117,228
Ford Motor Co.	15,935,454	403,366
General Motors Corp.	2,551,808	165,868
		755,870
Consumer Electronics - 0.2%
Black & Decker Corp.	3,958,500	135,331
General Motors Corp. Class H	1,584,054	58,895
		194,226
Home Furnishings - 0.2%
Leggett & Platt, Inc. (c)	12,516,700	197,920
Textiles & Apparel - 0.3%
Liz Claiborne, Inc.	2,547,800	98,090
NIKE, Inc. Class B	3,398,500	136,152
Polo Ralph Lauren Corp. Class A (a)(c)	2,333,700	37,631
		271,873
TOTAL DURABLES		1,419,889
ENERGY - 7.4%
Energy Services - 1.3%
Baker Hughes, Inc.	3,200,000	118,800
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Services - continued
ENSCO International, Inc.	500,000	$ 19,125
Global Marine, Inc. (a)	300,000	9,263
Halliburton Co.	8,099,600	396,374
Nabors Industries, Inc. (a)	200,000	10,480
Schlumberger Ltd. (NY Shares)	7,596,300	625,270
Transocean Sedco Forex, Inc.	1,912,563	112,124
Weatherford International, Inc.	500,000	21,500
		1,312,936
Oil & Gas - 6.1%
Anadarko Petroleum Corp.	6,110,000	406,071
Apache Corp.	2,759,715	163,168
BP Amoco PLC	24,753,870	218,659
BP Amoco PLC sponsored ADR	6,368,842	337,549
Burlington Resources, Inc.	2,952,525	108,690
Chevron Corp.	5,962,100	508,269
Conoco, Inc. Class B	8,292,088	223,368
Cooper Cameron Corp. (a)	1,671,500	123,169
Devon Energy Corp.	200,000	12,030
Exxon Mobil Corp.	29,251,268	2,607,019
Occidental Petroleum Corp.	4,321,400	94,261
Royal Dutch Petroleum Co. (NY Shares)	7,932,700	475,466
Shell Transport & Trading Co. PLC (Reg.)	13,327,100	108,699
Texaco, Inc.	6,352,000	333,480
The Coastal Corp.	4,384,000	324,964
TotalFinaElf SA Class B	1,896,611	278,565
USX - Marathon Group	550,000	15,606
		6,339,033
TOTAL ENERGY		7,651,969
FINANCE - 14.3%
Banks - 3.3%
Bank of America Corp.	13,402,754	701,969
Bank of New York Co., Inc.	1,654,400	92,750
Bank One Corp.	1,473,800	56,926
Capital One Financial Corp.	400,000	28,025
Chase Manhattan Corp.	14,229,300	657,216
Comerica, Inc.	2,321,000	135,633
FleetBoston Financial Corp.	10,110,083	394,293
Mellon Financial Corp.	1,300,000	60,288
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
PNC Financial Services Group, Inc.	200,000	$ 13,000
Synovus Finanical Corp.	1,709,775	36,226
U.S. Bancorp	6,411,600	145,864
Wells Fargo & Co.	24,155,000	1,109,620
		3,431,810
Credit & Other Finance - 4.7%
American Express Co.	9,054,500	550,061
Associates First Capital Corp. Class A	14,830,774	563,569
Citigroup, Inc.	58,246,444	3,148,948
Concord EFS, Inc. (a)	1,500,000	53,273
Household International, Inc.	3,920,395	221,992
MBNA Corp.	1,800,000	69,300
Providian Financial Corp.	2,600,000	330,200
		4,937,343
Federal Sponsored Credit - 1.9%
Fannie Mae	17,281,100	1,235,599
Freddie Mac	13,411,600	725,065
		1,960,664
Insurance - 3.0%
AFLAC, Inc.	3,754,800	240,542
American General Corp.	200,000	15,600
American International Group, Inc.	20,273,970	1,939,966
Berkshire Hathaway, Inc. Class A (a)	557	35,871
ChoicePoint, Inc. (a)	525,000	24,084
CIGNA Corp.	200,000	20,880
Hartford Financial Services Group, Inc.	1,400,000	102,113
Marsh & McLennan Companies, Inc.	2,337,700	310,330
MetLife, Inc.	5,000,000	130,938
The Chubb Corp.	1,800,000	142,425
The St. Paul Companies, Inc.	400,000	19,725
UnumProvident Corp.	3,333,400	90,835
		3,073,309
Savings & Loans - 0.1%
Charter One Financial, Inc.	2,855,960	69,614
Securities Industry - 1.3%
Charles Schwab Corp.	3,525,000	125,138
Daiwa Securities Group, Inc.	3,571,000	41,827
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Securities Industry - continued
Morgan Stanley Dean Witter & Co.	11,066,270	$ 1,011,872
Nomura Securities Co. Ltd.	6,301,000	136,890
		1,315,727
TOTAL FINANCE		14,788,467
HEALTH - 10.2%
Drugs & Pharmaceuticals - 7.4%
American Home Products Corp.	10,979,200	621,011
Bristol-Myers Squibb Co.	16,076,900	918,393
Ciphergen Biosystems, Inc.	43,500	1,392
Durect Corp.	45,700	686
Elan Corp. PLC sponsored ADR (a)	3,802,000	208,160
Eli Lilly & Co.	16,788,500	1,361,967
Genentech, Inc. (a)	2,306,875	428,358
Immunex Corp. (a)	200,000	8,700
Inverness Medical Technology, Inc. (a)	721,600	13,891
Medarex, Inc. (a)	109,300	12,822
Merck & Co., Inc.	14,368,700	1,069,570
Pain Therapeutics, Inc.	189,800	3,760
PE Corp. - Celera Genomics Group (a)	301,800	30,067
Pfizer, Inc.	40,477,975	1,818,979
Schering-Plough Corp.	20,787,700	966,628
Serono SA sponsored ADR (a)	7,538,300	228,034
		7,692,418
Medical Equipment & Supplies - 2.2%
Abbott Laboratories	12,896,500	613,390
Baxter International, Inc.	300,000	23,944
Boston Scientific Corp. (a)	7,462,000	122,657
Cardinal Health, Inc.	7,905,514	697,168
Guidant Corp. (a)	600,000	42,413
Johnson & Johnson	5,600,100	526,059
Medtronic, Inc.	4,418,000	228,908
		2,254,539
Medical Facilities Management - 0.6%
Express Scripts, Inc. Class A (a)	1,000,000	72,250
HEALTHSOUTH Corp. (a)	12,352,200	100,362
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Medical Facilities Management - continued
UnitedHealth Group, Inc.	3,594,100	$ 354,917
Wellpoint Health Networks, Inc. (a)	1,200,000	115,200
		642,729
TOTAL HEALTH		10,589,686
INDUSTRIAL MACHINERY & EQUIPMENT - 7.7%
Electrical Equipment - 5.3%
Emerson Electric Co.	2,932,400	196,471
General Electric Co.	91,363,400	5,270,509
Inrange Technologies Corp. Class B (a)	31,300	1,659
Proton Energy Systems, Inc.	32,100	919
		5,469,558
Industrial Machinery & Equipment - 2.4%
Caterpillar, Inc.	750,000	25,313
Deere & Co.	660,000	21,945
Illinois Tool Works, Inc.	3,760,000	210,090
Ingersoll-Rand Co.	1,352,850	45,828
Pentair, Inc.	200,000	5,350
Tyco International Ltd.	41,166,112	2,135,492
		2,444,018
Pollution Control - 0.0%
Republic Services, Inc. (a)	3,500,000	45,938
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		7,959,514
MEDIA & LEISURE - 6.9%
Broadcasting - 3.0%
Charter Communications, Inc.	2,300,000	37,411
Clear Channel Communications, Inc. (a)	10,776,900	608,895
Comcast Corp. Class A (special) (a)	3,250,000	133,047
Cox Communications, Inc. Class A (a)	2,689,400	102,870
EchoStar Communications Corp. Class A (a)	2,400,000	126,600
Grupo Televisa SA de CV sponsored GDR	800,000	46,150
Infinity Broadcasting Corp. Class A (a)	11,930,796	393,716
Time Warner, Inc.	20,217,903	1,582,051
UnitedGlobalCom, Inc. Class A (a)	1,100,000	33,000
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Broadcasting - continued
Univision Communications, Inc. Class A (a)	790,000	$ 29,526
USA Networks, Inc. (a)	1,389,600	30,484
		3,123,750
Entertainment - 2.8%
Fox Entertainment Group, Inc. Class A (a)	1,988,000	52,682
News Corp. Ltd. sponsored ADR	3,700,000	207,431
Park Place Entertainment Corp. (a)	3,529,200	53,379
Viacom, Inc. Class B (non-vtg.) (a)	35,376,906	2,069,549
Walt Disney Co.	14,157,000	541,505
		2,924,546
Lodging & Gaming - 0.2%
Extended Stay America, Inc. (a)(c)	5,859,603	77,640
Starwood Hotels & Resorts Worldwide, Inc. unit	2,474,327	77,323
		154,963
Publishing - 0.5%
Gannett Co., Inc.	3,210,400	170,151
Harcourt General, Inc.	1,248,900	73,685
McGraw-Hill Companies, Inc.	2,326,000	147,846
Tribune Co.	2,183,922	95,274
		486,956
Restaurants - 0.4%
McDonald's Corp.	15,094,800	455,674
TOTAL MEDIA & LEISURE		7,145,889
NONDURABLES - 2.8%
Beverages - 0.7%
Anheuser-Busch Companies, Inc.	2,783,200	117,764
Seagram Co. Ltd.	3,800,000	218,262
The Coca-Cola Co.	7,966,800	439,170
		775,196
Foods - 0.6%
PepsiCo, Inc.	13,424,300	617,518
Household Products - 0.7%
Avon Products, Inc.	2,546,000	104,068
Clorox Co.	2,105,696	83,307
Common Stocks - continued
	Shares	Value (Note 1) (000s)
NONDURABLES - continued
Household Products - continued
Gillette Co.	8,585,800	$ 265,087
Procter & Gamble Co.	4,247,300	284,569
		737,031
Tobacco - 0.8%
Philip Morris Companies, Inc.	26,463,400	779,016
TOTAL NONDURABLES		2,908,761
RETAIL & WHOLESALE - 7.6%
Apparel Stores - 0.8%
Gap, Inc.	11,429,300	230,015
Intimate Brands, Inc. Class A	2,889,630	54,000
The Limited, Inc.	20,300,800	447,886
TJX Companies, Inc.	6,096,800	137,178
		869,079
Drug Stores - 0.5%
CVS Corp.	9,731,786	450,703
Walgreen Co.	200,000	7,588
		458,291
General Merchandise Stores - 1.9%
Consolidated Stores Corp. (a)	753,300	10,170
Costco Wholesale Corp. (a)	2,311,000	80,741
Kohls Corp. (a)	450,000	25,959
Neiman Marcus Group, Inc. Class A (a)	668,700	21,691
Target Corp.	18,588,600	476,333
Wal-Mart Stores, Inc.	28,645,000	1,378,541
		1,993,435
Grocery Stores - 0.6%
Kroger Co. (a)	3,810,000	85,963
Safeway, Inc. (a)	11,254,400	525,440
		611,403
Retail & Wholesale, Miscellaneous - 3.8%
Bed Bath & Beyond, Inc. (a)	1,200,000	29,269
Best Buy Co., Inc. (a)	4,523,000	287,776
Home Depot, Inc.	46,807,275	2,483,711
Lowe's Companies, Inc.	14,547,000	652,797
Office Depot, Inc. (a)	11,766,600	91,927
RadioShack Corp.	695,200	44,927
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
Retail & Wholesale, Miscellaneous - continued
Staples, Inc. (a)	22,300,000	$ 316,381
Williams-Sonoma, Inc. (a)	1,000,000	34,750
		3,941,538
TOTAL RETAIL & WHOLESALE		7,873,746
SERVICES - 0.8%
Advertising - 0.5%
Omnicom Group, Inc.	7,451,576	543,499
Leasing & Rental - 0.0%
ANC Rental Corp. (a)	598,890	3,444
Services - 0.3%
Cendant Corp. (a)	14,987,000	162,984
Manpower, Inc.	2,905,900	92,807
		255,791
TOTAL SERVICES		802,734
TECHNOLOGY - 29.1%
Communications Equipment - 6.3%
ADC Telecommunications, Inc. (a)	2,000,000	53,781
Ciena Corp. (a)	2,170,000	266,503
Cisco Systems, Inc. (a)	54,979,779	3,037,633
Comverse Technology, Inc. (a)	2,925,000	315,900
Corning, Inc.	2,500,000	742,500
Corvis Corp.	102,000	6,227
Elastic Networks, Inc.	22,900	319
Lucent Technologies, Inc.	10,120,198	309,299
Nokia AB sponsored ADR	10,191,200	405,737
Nortel Networks Corp.	16,200,000	964,913
ONI Systems Corp.	56,900	4,911
Sycamore Networks, Inc.	1,899,400	205,135
Telefonaktiebolaget LM Ericsson sponsored ADR	8,200,000	121,463
Tellabs, Inc. (a)	1,400,000	66,850
		6,501,171
Computer Services & Software - 7.6%
Aether Systems, Inc.	485,600	51,231
Akamai Technologies, Inc.	513,710	26,978
America Online, Inc. (a)	15,060,000	809,475
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
Ariba, Inc. (a)	1,200,000	$ 171,919
Art Technology Group, Inc. (a)	100,000	9,475
At Home Corp. Series A (a)	1,390,422	19,640
Automatic Data Processing, Inc.	2,400,000	160,500
AvantGo, Inc.	47,200	944
BEA Systems, Inc. (a)	3,000,000	233,625
BMC Software, Inc. (a)	1,417,700	27,114
BroadVision, Inc. (a)	403,800	10,373
Ceridian Corp. (a)	2,601,400	73,002
Computer Associates International, Inc.	2,952,800	74,374
Computer Sciences Corp. (a)	653,200	48,500
Compuware Corp. (a)	1,850,000	15,494
Covad Communications Group, Inc. (a)	2,279,700	30,491
Digex, Inc. Class A	438,500	20,555
Electronic Data Systems Corp.	3,500,000	145,250
Equant NV (NY Shares) (a)	1,000,000	36,688
Exodus Communications, Inc. (a)	2,600,000	128,375
First Data Corp.	4,674,000	182,578
Genomica Corp.	66,800	1,298
Inktomi Corp. (a)	3,471,400	395,740
Internap Network Services Corp.	1,433,000	46,304
Intuit, Inc. (a)	1,000,000	57,000
Lycos, Inc. (a)	5,066,840	348,424
Microsoft Corp. (a)	27,122,300	1,635,814
Nuance Communications, Inc.	48,300	5,878
Oracle Corp. (a)	19,700,000	1,551,375
Phone.com, Inc. (a)	1,400,000	159,075
Priceline.com, Inc. (a)	928,000	11,020
Redback Networks, Inc. (a)	2,910,900	477,388
Sabre Holdings Corp. Class A	995,886	28,818
Siebel Systems, Inc. (a)	3,600,000	400,725
Software.com, Inc. (a)	310,000	56,246
StorageNetworks, Inc.	54,900	5,610
VERITAS Software Corp. (a)	1,375,000	195,250
WebMD Corp. (a)	1,400,000	21,350
Yahoo!, Inc. (a)	2,800,000	254,800
		7,928,696
Computers & Office Equipment - 8.0%
Alteon Websystems, Inc.	300,000	32,517
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Brocade Communications Systems, Inc. (a)	850,000	$ 200,600
Compaq Computer Corp.	12,000,000	330,960
Cosine Communications, Inc.	58,200	3,234
Dell Computer Corp. (a)	13,676,800	421,416
EMC Corp. (a)	21,041,928	2,085,781
Hewlett-Packard Co.	5,262,000	510,414
International Business Machines Corp.	12,706,800	1,429,515
Juniper Networks, Inc. (a)	4,365,800	955,837
Lexmark International Group, Inc. Class A (a)	600,000	22,500
Network Appliance, Inc. (a)	1,204,800	153,461
Oak Technology, Inc. (a)	350,000	9,581
Palm, Inc.	1,044,962	55,318
Pitney Bowes, Inc.	5,208,400	205,406
Simple Technology, Inc.	67,400	653
Sun Microsystems, Inc. (a)	15,800,000	1,844,650
Tech Data Corp. (a)	788,800	33,721
		8,295,564
Electronic Instruments - 0.5%
Agilent Technologies, Inc.	3,225,526	157,849
Applied Materials, Inc. (a)	1,900,000	112,694
Kulicke & Soffa Industries, Inc. (a)	400,000	5,325
Novellus Systems, Inc. (a)	500,000	23,281
Thermo Electron Corp. (a)	2,871,500	74,659
Waters Corp. (a)	2,016,200	179,442
		553,250
Electronics - 6.7%
Analog Devices, Inc. (a)	2,307,732	190,532
Broadcom Corp. Class A (a)	1,000,000	243,750
Conexant Systems, Inc. (a)	300,000	12,563
Flextronics International Ltd. (a)	2,000,000	164,250
Intel Corp.	43,095,200	1,791,144
Intersil Holding Corp. Class A	637,500	31,795
JDS Uniphase Corp. (a)	5,270,000	499,003
Linear Technology Corp.	6,853,200	443,745
LSI Logic Corp. (a)	600,000	17,550
Maxim Integrated Products, Inc. (a)	3,178,400	255,663
Micron Technology, Inc. (a)	5,434,000	249,964
Motorola, Inc.	21,148,600	597,448
PMC-Sierra, Inc. (a)	2,300,000	495,075
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Electronics - continued
QLogic Corp. (a)	405,500	$ 35,684
SDL, Inc. (a)	1,117,000	345,502
Solectron Corp. (a)	2,260,400	104,261
Texas Instruments, Inc.	29,235,200	1,379,536
TTM Technologies, Inc.	68,600	1,612
Vitesse Semiconductor Corp. (a)	400,000	35,575
		6,894,652
Photographic Equipment - 0.0%
Eastman Kodak Co.	1,100,000	44,963
TOTAL TECHNOLOGY		30,218,296
TRANSPORTATION - 0.1%
Air Transportation - 0.0%
AMR Corp.	1,378,100	45,047
Southwest Airlines Co.	200,000	4,850
		49,897
Trucking & Freight - 0.1%
CNF Transportation, Inc.	592,000	13,172
Swift Transportation Co., Inc. (a)(c)	3,319,875	43,366
		56,538
TOTAL TRANSPORTATION		106,435
UTILITIES - 5.7%
Cellular - 1.4%
AT&T Corp. - Wireless Group	11,000,000	229,625
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	1,400,000	45,413
Nextel Communications, Inc. Class A (a)	6,700,000	313,225
Nextel Partners, Inc. Class A	146,500	4,267
OmniSky Corp.	100,000	2,031
QUALCOMM, Inc. (a)	2,965,700	211,306
Sprint Corp. - PCS Group Series 1 (a)	4,100,000	143,756
Vodafone Group PLC	34,461,206	127,507
Vodafone Group PLC sponsored ADR	7,464,500	276,187
VoiceStream Wireless Corp. (a)	1,046,987	121,516
		1,474,833
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utility - 0.0%
Montana Power Co.	200,000	$ 6,675
Southern Energy, Inc.	329,000	10,322
		16,997
Gas - 0.5%
Enron Corp.	5,808,700	508,987
Telephone Services - 3.8%
Allied Riser Communications Corp.	155,900	1,033
AT&T Corp.	28,189,984	828,081
BellSouth Corp.	12,157,400	489,335
Global Crossing Ltd. (a)	1,800,000	55,800
ITXC Corp.	300,000	4,388
Level 3 Communications, Inc. (a)	1,300,000	100,263
Metromedia Fiber Network, Inc. Class A (a)	3,000,000	72,938
NEXTLINK Communications, Inc. Class A (a)	300,000	10,556
Qwest Communications International, Inc. (a)	4,077,400	195,970
SBC Communications, Inc.	16,347,214	817,361
Sprint Corp. - FON Group	2,964,400	86,894
Telefonos de Mexico SA de CV Series L sponsored ADR	300,000	15,956
Verizon Communications	16,933,004	820,192
WorldCom, Inc. (a)	14,445,024	438,768
		3,937,535
TOTAL UTILITIES		5,938,352
TOTAL COMMON STOCKS (Cost $56,029,049)		99,747,418
Nonconvertible Preferred Stocks - 0.0%

TECHNOLOGY - 0.0%
Computers and Office Equipment - 0.0%
Ampex Corp. 8% non-cumulative (Cost $1,821)	1,167	1,821
Cash Equivalents - 4.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.52%, dated 9/29/00 due 10/2/00	$ 1,406,205	$ 1,405,441
	Shares
Fidelity Cash Central Fund, 6.60% (b)	2,898,463,324	2,898,463
TOTAL CASH EQUIVALENTS (Cost $4,303,904)		4,303,904
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $60,334,774)		104,053,143
NET OTHER ASSETS - (0.4)%		(442,564)
NET ASSETS - 100%		$ 103,610,579
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Share amount represents number of units held.
Income Tax Information

At September 30, 2000, the aggregate
cost of investment securities for income
tax purposes was $60,532,011,000.
Net unrealized appreciation aggre-
gated $43,521,132,000, of which $47,232,411,000 related to appreciated investment securities and $3,711,279,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2000
Assets
Investment in securities, at value (including repurchase agreements of $1,405,441) (cost $60,334,774) - See accompanying schedule		$ 104,053,143
Receivable for investments sold		152,330
Receivable for fund shares sold		83,456
Dividends receivable		66,210
Interest receivable		14,321
Other receivables		4,176
Total assets		104,373,636
Liabilities
Payable to custodian bank	$ 89
Payable for investments purchased	304,226
Payable for fund shares redeemed	135,133
Accrued management fee	60,817
Other payables and accrued expenses	17,146
Collateral on securities loaned, at value	245,646
Total liabilities		763,057
Net Assets		$ 103,610,579
Net Assets consist of:
Paid in capital		$ 58,460,924
Undistributed net investment income		44,925
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,386,680
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,718,050
Net Assets, for 774,103 shares outstanding		$ 103,610,579
Net Asset Value and redemption price per share ($103,610,579 ÷ 774,103 shares)		$133.85
Maximum offering price per share (100/97.00 of $133.85)		$137.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended September 30, 2000
Investment Income Dividends (including $3,988 received from affiliated issuers)		$ 432,449
Interest		67,587
Security lending		2,810
Total income		502,846
Expenses
Management fee Basic fee	$ 302,157
Performance adjustment	75,184
Transfer agent fees	87,859
Accounting and security lending fees	1,160
Non-interested trustees' compensation	287
Custodian fees and expenses	1,068
Registration fees	1,031
Audit	124
Legal	122
Reports to shareholders	1,033
Miscellaneous	16
Total expenses before reductions	470,041
Expense reductions	(6,121)	463,920
Net investment income		38,926
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(3,562) on sales of investments in affiliated issuers)	1,629,010
Foreign currency transactions	(235)	1,628,775
Change in net unrealized appreciation (depreciation) on:
Investment securities	(6,575,522)
Assets and liabilities in foreign currencies	(117)	(6,575,639)
Net gain (loss)		(4,946,864)
Net increase (decrease) in net assets resulting from operations		$ (4,907,938)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2000	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 38,926	$ 448,529
Net realized gain (loss)	1,628,775	5,625,049
Change in net unrealized appreciation (depreciation)	(6,575,639)	13,131,636
Net increase (decrease) in net assets resulting from operations	(4,907,938)	19,205,214
Distributions to shareholders From net investment income	(53,387)	(538,548)
From net realized gain	(2,158,863)	(8,240,210)
Total distributions	(2,212,250)	(8,778,758)
Share transactions Net proceeds from sales of shares	7,811,136	19,790,882
Reinvestment of distributions	2,168,547	8,608,613
Cost of shares redeemed	(8,343,864)	(20,445,861)
Net increase (decrease) in net assets resulting from share transactions	1,635,819	7,953,634
Total increase (decrease) in net assets	(5,484,369)	18,380,090
Net Assets
Beginning of period	109,094,948	90,714,858
End of period (including undistributed net investment income of $44,925 and $70,989, respectively)	$ 103,610,579	$ 109,094,948
Other Information Shares
Sold	57,658	151,936
Issued in reinvestment of distributions	16,427	67,297
Redeemed	(61,515)	(156,828)
Net increase (decrease)	12,570	62,405

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30,	Years ended March 31,
	2000	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 143.26	$ 129.75	$ 108.82	$ 80.20	$ 87.52	$ 72.44
Income from Invest- ment Operations
Net investment income	.05 D	.59 D	.73 D	.73 D	1.38 D	.79
Net realized and unrealized gain (loss)	(6.56)	25.04	26.02	34.35	5.25	19.57
Total from investment operations	(6.51)	25.63	26.75	35.08	6.63	20.36
Less Distributions
From net investment income	(.07)	(.73)	(.67)	(1.25)	(1.10)	(.59)
From net realized gain	(2.83)	(11.39)	(5.15)	(5.21)	(12.85)	(4.69)
Total distributions	(2.90)	(12.12)	(5.82)	(6.46)	(13.95)	(5.28)
Net asset value, end of period	$ 133.85	$ 143.26	$ 129.75	$ 108.82	$ 80.20	$ 87.52
Total Return B, C	(4.52)%	21.11%	25.63%	45.41%	9.11%	28.43%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 103,611	$ 109,095	$ 90,715	$ 71,968	$ 51,243	$ 56,179
Ratio of expenses to average net assets	.89% A	.75%	.62%	.62%	.66%	.95%
Ratio of expenses to average net assets after expense reductions	.88% A, E	.74% E	.60% E	.61% E	.64% E	.92% E
Ratio of net invest- ment income to average net assets	.07% A	.46%	.66%	.77%	1.75%	.95%
Portfolio turnover rate	16% A	28%	37%	34%	67%	155%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2000

1. Significant Accounting Policies.

Fidelity Magellan Fund (the fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Effective the close of business on September 30, 1997, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,226,844,000 and $10,841,022,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .71% of average net assets after the performance adjustment.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $3,774,000 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $751,000 for the period.

Semiannual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $231,800,000. The fund received cash collateral of $245,646,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,455,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $4,657,000, respectively, under these arrangements.

7. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Anadarko Petroleum Corp.	$ -	$ -	$ -	$ -
Extended Stay America, Inc.	-	-	-	77,640
Host Marriott Corp.	-	4,956	-	-
Lafarge Corp.	1,429	-	1,359	99,491
Leggett & Platt, Inc.	-	-	2,629	197,920
Lycos, Inc.	8,631	27,604	-	-
Polo Ralph Lauren Corp. Class A	-	-	-	37,631
Swift Transportation Co., Inc.	-	-	-	43,366
TOTALS	$ 10,060	$ 32,560	$ 3,988	$ 456,048

Semiannual Report

Report of Independent Accountants

To the Trustees and the Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 2, 2000

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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California

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Indiana

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Maine

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Maryland

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Boston, MA

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300 Granite Street
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44 Mall Road
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416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
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Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
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New Jersey

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501 Route 17, South
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New York

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Melville, L.I., NY

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North Carolina

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Rhode Island

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Tennessee

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19740 IH 45 North
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Utah

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Salt Lake City, UT

Virginia

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Bellevue, WA

511 Pine Street
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Washington, DC

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Washington, DC

Wisconsin

595 North Barker Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Robert E. Stansky, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

State Street Bank and Trust Company Quincy, MA

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